UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2016

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.4%
Bridgestone Corp.	100	$3,469	(a)
Compagnie Generale des Etablissements Michelin	26	2,654	(a)
Continental AG	12	2,516	(a)
Denso Corp.	100	3,887	(a)
Magna International Inc.	197	7,589
Valeo SA	66	3,382	(a)

Total Auto Components		23,497

Automobiles - 1.1%
Bayerische Motoren Werke AG	38	3,273	(a)
Daimler AG, Registered Shares	68	4,617	(a)
Ferrari NV	160	7,233	*(a)
Fiat Chrysler Automobiles NV	1,285	8,259	(a)
Fuji Heavy Industries Ltd.	100	3,845	(a)
Honda Motor Co., Ltd.	200	5,463	(a)
Nissan Motor Co., Ltd.	400	3,894	(a)
Renault SA	35	3,056	(a)
Toyota Motor Corp.	294	16,363	(a)

Total Automobiles		56,003

Distributors - 0.3%
Jardine Cycle & Carriage Ltd.	500	14,788	(a)

Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	1,659	20,127	(a)
Compass Group PLC	195	3,705	(a)
Crown Resorts Ltd.	1,160	11,569	(a)
Domino’s Pizza Enterprises Ltd.	193	11,053	(a)
Flight Centre Travel Group Ltd.	146	3,580	(a)
Galaxy Entertainment Group Ltd.	1,000	3,337	(a)
Genting Singapore PLC	27,500	16,250	(a)
Restaurant Brands International Inc.	198	8,859
Sands China Ltd.	1,130	4,329	(a)
TABCORP Holdings Ltd.	2,812	10,396	(a)
Tatts Group Ltd.	4,536	14,261	(a)

Total Hotels, Restaurants & Leisure		107,466

Household Durables - 0.4%
Electrolux AB, Class B Shares	98	2,654	(a)
Husqvarna AB, Class B Shares	406	3,483	(a)
Panasonic Corp.	400	3,882	(a)
Sekisui House Ltd.	197	3,290	(a)
Sony Corp.	97	3,217	(a)
Techtronic Industries Co., Ltd.	960	4,060	(a)

Total Household Durables		20,586

Media - 1.1%
Altice NV, Class A Shares	306	4,535	*(a)
ITV PLC	898	2,327	(a)
Publicis Groupe SA	37	2,752	(a)
REA Group Ltd.	141	6,974	(a)
Shaw Communications Inc., Class B Shares	197	3,995
Singapore Press Holdings Ltd.	7,259	20,577	(a)
Sky PLC	220	2,679	(a)

Thomson Reuters Corp.	98	4,129
Vivendi	152	2,985	(a)
WPP PLC	182	4,087	(a)

Total Media		55,040

Multiline Retail - 0.3%
Dollarama Inc.	98	7,246
Harvey Norman Holdings Ltd.	1,509	5,561	(a)
Next PLC	34	2,259	(a)

Total Multiline Retail		15,066

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Specialty Retail - 1.0%
Dufry AG, Registered Shares	27	$3,106	*(a)
Hennes & Mauritz AB, Class B Shares	452	13,647	(a)
Industria de Diseno Textil SA	1,027	35,479	(a)

Total Specialty Retail		52,232

Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	26	4,266	(a)
Compagnie Financiere Richemont SA, Registered Shares	190	11,543	(a)
Gildan Activewear Inc.	98	2,876
Kering SA	15	2,846	(a)
Luxottica Group SpA	244	11,840	(a)
LVMH Moet Hennessy Louis Vuitton SE	33	5,653	(a)
Swatch Group AG	15	3,929	(a)
Yue Yuen Industrial Holdings Ltd.	500	2,029	(a)

Total Textiles, Apparel & Luxury Goods		44,982

TOTAL CONSUMER DISCRETIONARY		389,660

CONSUMER STAPLES - 8.4%
Beverages - 1.6%
Anheuser-Busch InBev NV	222	28,595	(a)
Asahi Group Holdings Ltd.	100	3,388	(a)
Carlsberg A/S, Class B Shares	136	13,502	(a)
Coca-Cola Amatil Ltd.	472	3,313	(a)
Diageo PLC	172	4,917	(a)
Heineken Holding NV	45	3,769	(a)
Heineken NV	60	5,664	(a)
Kirin Holdings Co., Ltd.	300	5,181	(a)
Pernod Ricard SA	43	4,913	(a)
SABMiller PLC	69	4,030	(a)
Treasury Wine Estates Ltd.	899	6,606	(a)

Total Beverages		83,878

Food & Staples Retailing - 3.0%
Aeon Co., Ltd.	200	2,868	(a)
Alimentation Couche-Tard Inc., Class B Shares	394	17,813
Carrefour SA	118	2,953	(a)
Empire Co., Ltd., Class A Shares	197	3,138
FamilyMart Co., Ltd.	100	5,908	(a)
George Weston Ltd.	98	8,704
ICA Gruppen AB	95	3,177	(a)
Koninklijke Ahold Delhaize NV	363	8,667	(a)
Loblaw Cos., Ltd.	197	10,989
Metro AG	112	3,604	(a)
Metro Inc.	197	7,162
Seven & I Holdings Co., Ltd.	192	7,982	(a)
Tesco PLC	1,143	2,357	*(a)
Wesfarmers Ltd.	1,271	41,551	(a)
Woolworths Ltd.	1,443	25,738	(a)

Total Food & Staples Retailing		152,611

Food Products - 1.8%
Ajinomoto Co. Inc.	100	2,550	(a)
Danone SA	113	8,693	(a)
Kerry Group PLC, Class A Shares	355	30,364	(a)
Nestle SA, Registered Shares	388	31,103	(a)
Nisshin Seifun Group Inc.	200	3,291	(a)
Nissin Foods Holdings Co., Ltd.	100	5,677	(a)
Saputo Inc.	195	5,859
Toyo Suisan Kaisha Ltd.	98	4,352	(a)

Total Food Products		91,889

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Household Products - 0.6%
Henkel AG & Co. KGaA	35	$3,800	(a)
Reckitt Benckiser Group PLC	45	4,359	(a)
Svenska Cellulosa AB SCA, Class B Shares	646	19,205	(a)
Unicharm Corp.	195	4,007	(a)

Total Household Products		31,371

Personal Products - 0.8%
Beiersdorf AG	33	3,095	(a)
Kao Corp.	100	5,391	(a)
L’Oreal SA	48	9,127	(a)
Shiseido Co., Ltd.	97	2,725	(a)
Unilever NV, CVA	383	17,726	(a)
Unilever PLC	95	4,442	(a)

Total Personal Products		42,506

Tobacco - 0.6%
British American Tobacco PLC	123	7,850	(a)
Imperial Brands PLC	62	3,267	(a)
Japan Tobacco Inc.	300	11,711	(a)
Swedish Match AB	237	8,643	(a)

Total Tobacco		31,471

TOTAL CONSUMER STAPLES		433,726

ENERGY - 7.8%
Energy Equipment & Services - 0.3%
Saipem SpA	6,145	2,681	*(a)
Technip SA	49	2,732	(a)
Tenaris SA	555	7,429	(a)

Total Energy Equipment & Services		12,842

Oil, Gas & Consumable Fuels - 7.5%
ARC Resources Ltd.	200	3,519
BP PLC	3,216	18,242	(a)
Caltex Australia Ltd.	367	9,262	(a)
Canadian Natural Resources Ltd.	197	5,966
Cenovus Energy Inc.	197	2,820
Crescent Point Energy Corp.	200	2,924
Enbridge Inc.	197	8,104
Encana Corp.	300	2,413
Eni SpA	2,655	40,553	(a)
Idemitsu Kosan Co., Ltd.	197	3,831	(a)
Imperial Oil Ltd.	98	3,015
Inpex Corp.	2,175	17,059	(a)
JX Holdings Inc.	4,641	17,438	(a)
Oil Search Ltd.	1,843	10,065	(a)
Origin Energy Ltd.	2,332	9,796	(a)
Pembina Pipeline Corp.	98	2,858
Repsol SA	3,007	38,125	(a)
Royal Dutch Shell PLC, Class A Shares	728	18,805	(a)
Royal Dutch Shell PLC, Class B Shares	647	17,220	(a)
Santos Ltd.	2,238	7,508	(a)
Showa Shell Sekiyu KK	394	3,585	(a)
Statoil ASA	3,157	50,153	(a)
Suncor Energy Inc.	295	7,940
TonenGeneral Sekiyu KK	1,000	8,985	(a)
Total SA	963	46,291	(a)
Tourmaline Oil Corp.	100	2,562	*
TransCanada Corp.	197	9,134
Woodside Petroleum Ltd.	971	19,643	(a)

Total Oil, Gas & Consumable Fuels		387,816

TOTAL ENERGY		400,658

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 12.6%
Banks - 7.5%
ABN AMRO Group NV, CVA	123	$2,283	(a)
Australia & New Zealand Banking Group Ltd.	512	10,016	(a)
Banco Bilbao Vizcaya Argentaria SA	1,600	9,334	(a)
Banco Popular Espanol SA	1,520	2,125	(a)
Banco Santander SA	3,721	15,701	(a)
Bank Hapoalim B.M.	2,606	13,265	(a)
Bank Leumi Le-Israel	3,474	12,505	*(a)
Bank of Montreal	98	6,282
Bank of Nova Scotia	98	4,977
Barclays PLC	1,480	3,022	(a)
BNP Paribas SA	139	6,878	(a)
BOC Hong Kong Holdings Ltd.	1,000	3,290	(a)
CaixaBank SA	1,031	2,584	(a)
Canadian Imperial Bank of Commerce	98	7,445
Commerzbank AG	348	2,291	(a)
Commonwealth Bank of Australia	290	16,999	(a)
Credit Agricole SA	297	2,629	(a)
Danske Bank A/S	941	25,523	(a)
DBS Group Holdings Ltd.	900	10,397	(a)
DNB ASA	1,705	18,741	(a)
Erste Group Bank AG	929	24,573	*(a)
Hang Seng Bank Ltd.	200	3,579	(a)
HSBC Holdings PLC	1,001	6,544	(a)
ING Groep NV	1,528	17,046	(a)
Intesa Sanpaolo SpA	5,949	13,094	(a)
KBC Group NV	239	12,416	*(a)
Lloyds Banking Group PLC	3,423	2,405	(a)
Mediobanca SpA	389	2,723	(a)
Mitsubishi UFJ Financial Group Inc.	1,500	7,631	(a)
Mizrahi Tefahot Bank Ltd.	443	5,379	(a)
Mizuho Financial Group Inc.	3,800	6,108	(a)
National Australia Bank Ltd.	465	9,409	(a)
Nordea Bank AB	707	6,296	(a)
Oversea-Chinese Banking Corp., Ltd.	1,667	10,763	(a)
Raiffeisen Bank International AG	348	4,583	*(a)
Resona Holdings Inc.	900	3,598	(a)
Royal Bank of Canada	98	5,974
Skandinaviska Enskilda Banken AB, Class A Shares	389	3,410	(a)
Societe Generale SA	100	3,409	(a)
Standard Chartered PLC	444	3,551	(a)
Sumitomo Mitsui Financial Group Inc.	200	6,381	(a)
Sumitomo Mitsui Trust Holdings Inc.	1,000	3,335	(a)
Svenska Handelsbanken AB, Class A Shares	359	4,319	(a)
Swedbank AB, Class A Shares	211	4,431	(a)
Toronto-Dominion Bank	197	8,584
UniCredit SpA	1,970	4,824	(a)
Unione di Banche Italiane SpA	766	2,348	(a)
United Overseas Bank Ltd.	686	9,375	(a)
Westpac Banking Corp.	572	13,560	(a)

Total Banks		385,935

Capital Markets - 0.4%
Brookfield Asset Management Inc., Class A Shares	98	3,385
Credit Suisse Group AG, Registered Shares	246	2,836	*(a)
Deutsche Bank AG, Registered Shares	197	2,643	*(a)
Julius Baer Group Ltd.	77	3,159	*(a)
Macquarie Group Ltd.	61	3,460	(a)
UBS Group AG, Registered Shares	470	6,471	(a)

Total Capital Markets		21,954

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.7%
AMP Ltd.	611	$2,705	(a)
Deutsche Boerse AG	31	2,600	(a)
EXOR SpA	65	2,529	(a)
Groupe Bruxelles Lambert SA	77	6,490	(a)
Hong Kong Exchanges & Clearing Ltd.	300	7,407	(a)
Investor AB, Class B Shares	74	2,548	(a)
Kinnevik AB, Class B Shares	119	3,033	(a)
ORIX Corp.	197	2,755	(a)
Singapore Exchange Ltd.	600	3,386	(a)

Total Diversified Financial Services		33,453

Insurance - 2.5%
AEGON NV	785	3,193	(a)
Ageas	195	6,552	(a)
AIA Group Ltd.	2,749	17,084	(a)
Allianz SE, Registered Shares	61	8,736	(a)
Assicurazioni Generali SpA	594	7,808	(a)
AXA SA	256	5,207	(a)
Gjensidige Forsikring ASA	362	6,118	(a)
Insurance Australia Group Ltd.	640	2,927	(a)
Manulife Financial Corp.	197	2,686
MS&AD Insurance Group Holdings Inc.	98	2,825	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	4,000	(a)
NN Group NV	104	2,802	(a)
Poste Italiane SpA	324	2,251	(a)
Prudential PLC	163	2,869	(a)
QBE Insurance Group Ltd.	294	2,457	(a)
Sampo OYJ, Class A Shares	559	23,156	(a)
Sompo Japan Nipponkoa Holdings Inc.	98	3,166	(a)
Sun Life Financial Inc.	98	3,229
Suncorp Group Ltd.	378	3,868	(a)
Swiss Re AG	54	4,532	(a)
Tokio Marine Holdings Inc.	100	3,875	(a)
Tryg A/S	228	4,246	(a)
Zurich Insurance Group AG	23	5,525	*(a)

Total Insurance		129,112

Real Estate Investment Trusts (REITs) - 0.8%
Ascendas Real Estate Investment Trust	1,700	3,118	(a)
CapitaLand Commercial Trust Ltd.	2,559	2,880	(a)
CapitaLand Mall Trust	2,000	3,199	(a)
Dexus Property Group	368	2,735	(a)
Goodman Group	459	2,634	(a)
GPT Group	614	2,620	(a)
Link REIT	492	3,672	(a)
Scentre Group	820	3,307	(a)
Stockland	701	2,688	(a)
Suntec Real Estate Investment Trust	2,559	3,201	(a)
Unibail-Rodamco SE	17	4,673	(a)
Vicinity Centres	1,000	2,634	(a)
Westfield Corp.	357	2,901	(a)

Total Real Estate Investment Trusts (REITs)		40,262

Real Estate Management & Development - 0.7%
Azrieli Group Ltd.	109	4,789	(a)
CapitaLand Ltd.	1,800	4,281	(a)
Cheung Kong Property Holdings Ltd.	492	3,528	(a)
Daiwa House Industry Co., Ltd.	100	2,804	(a)
Deutsche Wohnen AG	90	3,366	(a)
Global Logistic Properties Ltd.	2,263	3,239	(a)
Hongkong Land Holdings Ltd.	594	3,819	(a)
New World Development Co., Ltd.	3,000	3,491	(a)
Swire Pacific Ltd., Class A Shares	492	5,891	(a)
Vonovia SE	81	3,208	(a)

Total Real Estate Management & Development		38,416

TOTAL FINANCIALS		649,132

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 12.8%
Biotechnology - 1.3%
CSL Ltd.	541	$48,594	(a)
Genmab A/S	74	13,377	*(a)
Shire PLC	87	5,625	(a)

Total Biotechnology		67,596

Health Care Equipment & Supplies - 0.9%
Cochlear Ltd.	80	8,079	(a)
Coloplast A/S, Class B Shares	118	9,254	(a)
Essilor International SA	54	6,908	(a)
Hoya Corp.	100	3,547	(a)
Olympus Corp.	97	3,339	(a)
Smith & Nephew PLC	170	2,796	(a)
Sysmex Corp.	98	6,794	(a)
Terumo Corp.	97	4,171	(a)
William Demant Holding A/S	125	2,549	*(a)

Total Health Care Equipment & Supplies		47,437

Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	31	2,833	(a)
Fresenius SE & Co. KGaA	51	3,808	(a)
Healthscope Ltd.	1,595	3,593	(a)
Medipal Holdings Corp.	197	3,221	(a)
Ramsay Health Care Ltd.	163	9,777	(a)
Sonic Healthcare Ltd.	489	8,559	(a)

Total Health Care Providers & Services		31,791

Health Care Technology - 0.1%
M3 Inc.	98	3,143	(a)

Pharmaceuticals - 9.9%
Astellas Pharma Inc.	581	9,681	(a)
AstraZeneca PLC	178	11,938	(a)
Bayer AG, Registered Shares	94	10,115	(a)
Chugai Pharmaceutical Co., Ltd.	100	3,741	(a)
Daiichi Sankyo Co., Ltd.	194	4,616	(a)
Eisai Co., Ltd.	100	5,849	(a)
GlaxoSmithKline PLC	667	14,895	(a)
Merck KGaA	38	4,191	(a)
Novartis AG, Registered Shares	167	13,824	(a)
Novo Nordisk A/S, Class B Shares	2,407	137,326	(a)
Ono Pharmaceutical Co., Ltd.	100	3,586	(a)
Otsuka Holdings Co., Ltd.	97	4,600	(a)
Roche Holding AG	52	13,276	(a)
Sanofi	303	25,762	(a)
Santen Pharmaceutical Co., Ltd.	197	3,271	(a)
Shionogi & Co., Ltd.	97	5,027	(a)
Takeda Pharmaceutical Co., Ltd.	192	8,542	(a)
Teva Pharmaceutical Industries Ltd.	972	52,540	(a)
Teva Pharmaceutical Industries Ltd., ADR	1,944	104,004
UCB SA	412	32,206	(a)
Valeant Pharmaceuticals International Inc.	1,789	39,845	*

Total Pharmaceuticals		508,835

TOTAL HEALTH CARE		658,802

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.6%
Airbus Group SE	80	4,700	(a)
BAE Systems PLC	601	4,244	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Bombardier Inc., Class B Shares	1,600	$2,402	*
CAE Inc.	297	3,963
Finmeccanica SpA	444	5,066	*(a)
Rolls-Royce Holdings PLC	311	3,253	*(a)
Safran SA	41	2,783	(a)
Singapore Technologies Engineering Ltd.	2,700	6,674	(a)

Total Aerospace & Defense		33,085

Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	123	3,670	(a)

Airlines - 0.3%
International Consolidated Airlines Group SA	710	3,834	(a)
Qantas Airways Ltd.	1,135	2,708	(a)
Singapore Airlines Ltd.	881	7,235	(a)

Total Airlines		13,777

Building Products - 0.2%
Assa Abloy AB, Class B Shares	251	5,506	(a)
Compagnie de Saint-Gobain	79	3,347	(a)
Geberit AG, Registered Shares	9	3,471	(a)

Total Building Products		12,324

Commercial Services & Supplies - 0.6%
Brambles Ltd.	1,963	20,096	(a)
ISS A/S	137	5,277	(a)
Secom Co., Ltd.	98	7,360	(a)

Total Commercial Services & Supplies		32,733

Construction & Engineering - 0.5%
ACS, Actividades de Construccion y Servicios SA	170	4,877	(a)
CIMIC Group Ltd.	106	2,336	(a)
Ferrovial SA	363	7,499	(a)
Skanska AB, Class B Shares	129	2,741	(a)
SNC-Lavalin Group Inc.	98	4,222
Vinci SA	58	4,398	(a)

Total Construction & Engineering		26,073

Electrical Equipment - 0.6%
ABB Ltd., Registered Shares	433	9,200	*(a)
Legrand SA	61	3,364	(a)
Prysmian SpA	224	5,235	(a)
Schneider Electric SE	77	5,029	(a)
Vestas Wind Systems A/S	103	7,193	(a)

Total Electrical Equipment		30,021

Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	1,000	11,703	(a)
Jardine Matheson Holdings Ltd.	100	5,928	(a)
Keppel Corp. Ltd.	2,746	10,881	(a)
Koninklijke Philips NV	442	11,780	(a)
SembCorp Industries Ltd.	2,263	4,691	(a)
Siemens AG, Registered Shares	99	10,748	(a)

Total Industrial Conglomerates		55,731

Machinery - 1.2%
Atlas Copco AB, Class A Shares	166	4,659	(a)
CNH Industrial NV	1,022	7,283	(a)
Komatsu Ltd.	200	3,883	(a)
Kone OYJ, Class B Shares	252	12,754	(a)
Metso OYJ	142	3,936	(a)
Mitsubishi Heavy Industries Ltd.	1,000	4,272	(a)
Sandvik AB	294	3,149	(a)
Schindler Holding AG	19	3,642	(a)
SembCorp Marine Ltd.	2,100	2,240	(a)
SKF AB, Class B Shares	151	2,392	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Machinery - (continued)
Volvo AB, Class B Shares	391	$4,165	(a)
Wartsila OYJ Abp	107	4,641	(a)
Yangzijiang Shipbuilding Holdings Ltd.	4,527	2,945	(a)
Zardoya Otis SA	303	2,971	(a)

Total Machinery		62,932

Marine - 0.2%
A.P. Moeller - Maersk A/S, Class A Shares	2	2,615	(a)
A.P. Moeller - Maersk A/S, Class B Shares	3	4,075	(a)
Kuehne & Nagel International AG, Registered Shares	24	3,366	(a)

Total Marine		10,056

Professional Services - 0.8%
Adecco Group AG, Registered Shares	51	2,798	(a)
Capita PLC	222	2,819	(a)
Experian PLC	180	3,516	(a)
Randstad Holding NV	78	3,350	(a)
RELX NV	573	10,360	(a)
RELX PLC	190	3,607	(a)
Seek Ltd.	330	4,197	(a)
SGS SA, Registered Shares	2	4,423	(a)
Wolters Kluwer NV	170	7,150	(a)

Total Professional Services		42,220

Road & Rail - 1.6%
Asciano Ltd.	580	4,025	(a)(b)
Aurizon Holdings Ltd.	2,691	10,651	(a)
Canadian National Railway Co.	394	24,977
Canadian Pacific Railway Ltd.	98	14,682
ComfortDelGro Corp., Ltd.	3,800	8,023	(a)
DSV A/S	117	5,200	(a)
East Japan Railway Co.	100	9,184	(a)
MTR Corp. Ltd.	500	2,834	(a)

Total Road & Rail		79,576

Trading Companies & Distributors - 0.5%
AerCap Holdings NV	95	3,468	*
Bunzl PLC	112	3,503	(a)
Finning International Inc.	100	1,621
ITOCHU Corp.	300	3,393	(a)
Mitsubishi Corp.	200	3,426	(a)
Mitsui & Co., Ltd.	300	3,501	(a)
Sumitomo Corp.	295	3,086	(a)
Wolseley PLC	50	2,783	(a)

Total Trading Companies & Distributors		24,781

Transportation Infrastructure - 1.2%
Abertis Infraestructuras SA	449	7,056	(a)
Aena SA	54	7,780	(a)
Atlantia SpA	419	10,467	(a)
Hutchison Port Holdings Trust, Class U Shares	7,689	3,678	(a)
Sydney Airport	1,487	8,555	(a)
Transurban Group	2,550	24,359	(a)

Total Transportation Infrastructure		61,895

TOTAL INDUSTRIALS		488,874

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 3.5%
Nokia OYJ	28,943	166,227	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	1,620	12,072	(a)

Total Communications Equipment		178,299

Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB, Class B Shares	151	5,952	(a)
Hitachi Ltd.	1,000	4,570	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Ingenico Group SA	30	$3,284	(a)
Kyocera Corp.	100	4,696	(a)
Omron Corp.	98	3,251	(a)

Total Electronic Equipment, Instruments & Components		21,753

Internet Software & Services - 0.5%
Auto Trader Group PLC	4,020	19,695	(a)
United Internet AG, Registered Shares	66	2,914	(a)
Yahoo Japan Corp.	600	2,646	(a)

Total Internet Software & Services		25,255

IT Services - 2.6%
Amadeus IT Holding SA, Class A Shares	687	32,223	(a)
Atos SE	53	5,188	(a)
Cap Gemini SA	90	8,634	(a)
CGI Group Inc., Class A Shares	1,195	58,018	*
Fujitsu Ltd.	1,000	4,148	(a)
Nomura Research Institute Ltd.	100	3,528	(a)
Worldpay Group PLC	5,574	21,640	*(a)

Total IT Services		133,379

Semiconductors & Semiconductor Equipment - 3.1%
ARM Holdings PLC	5,634	124,712	(a)
ASML Holding NV	96	10,616	(a)
Infineon Technologies AG	293	4,851	(a)
NXP Semiconductors NV	95	7,989	*
STMicroelectronics NV	542	3,950	(a)
Tokyo Electron Ltd.	98	8,533	(a)

Total Semiconductors & Semiconductor Equipment		160,651

Software - 3.2%
Check Point Software Technologies Ltd.	100	7,688	*
Constellation Software Inc.	100	40,708
Dassault Systemes SA	69	5,693	(a)
Gemalto NV	41	2,703	(a)
Mobileye NV	100	4,791	*
NICE Ltd.	40	2,762	(a)
Open Text Corp.	697	42,472
Sage Group PLC	4,334	40,839	(a)
SAP SE	193	16,901	(a)

Total Software		164,557

Technology Hardware, Storage & Peripherals - 0.7%
BlackBerry Ltd.	2,787	21,132	*
Canon Inc.	300	8,500	(a)
FUJIFILM Holdings Corp.	100	3,595	(a)
Ricoh Co., Ltd.	295	2,601	(a)

Total Technology Hardware, Storage & Peripherals		35,828

TOTAL INFORMATION TECHNOLOGY		719,722

MATERIALS - 7.7%
Chemicals - 3.4%
Agrium Inc.	98	8,894
Air Liquide SA	118	12,584	(a)
Akzo Nobel NV	154	9,979	(a)
Arkema SA	41	3,501	(a)
Asahi Kasei Corp.	1,000	7,565	(a)
BASF SE	109	8,563	(a)
Croda International PLC	75	3,298	(a)
Givaudan SA, Registered Shares	2	4,110	(a)
Incitec Pivot Ltd.	1,299	2,844	(a)
Johnson Matthey PLC	93	4,030	(a)
JSR Corp.	200	2,733	(a)
Kansai Paint Co., Ltd.	200	4,188	(a)
Koninklijke DSM NV	110	7,042	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Chemicals - (continued)
Kuraray Co., Ltd.	300	$3,786	(a)
Linde AG	31	4,461	(a)
Mitsubishi Chemical Holdings Corp.	689	3,723	(a)
Nippon Paint Holdings Co., Ltd.	100	2,730	(a)
Nitto Denko Corp.	100	6,701	(a)
Potash Corp. of Saskatchewan Inc.	294	4,582
Shin-Etsu Chemical Co., Ltd.	197	13,449	(a)
Sika AG	1	4,689	(a)
Solvay SA	116	12,022	(a)
Sumitomo Chemical Co., Ltd.	984	4,344	(a)
Syngenta AG, Registered Shares	18	7,077	(a)
Teijin Ltd.	984	3,700	(a)
Toray Industries Inc.	984	8,949	(a)
Umicore	148	8,552	(a)
Yara International ASA	256	8,344	(a)

Total Chemicals		176,440

Construction Materials - 0.6%
Boral Ltd.	506	2,646	(a)
CRH PLC	458	14,052	(a)
CRH PLC	158	4,810	(a)
HeidelbergCement AG	31	2,625	(a)
James Hardie Industries PLC	204	3,387	(a)
LafargeHolcim Ltd., Registered Shares	85	4,045	(a)

Total Construction Materials		31,565

Containers & Packaging - 0.1%
Amcor Ltd.	431	4,928	(a)
Ball Corp.	12	848

Total Containers & Packaging		5,776

Metals & Mining - 3.1%
Agnico-Eagle Mines Ltd.	98	5,703
Anglo American PLC	434	4,820	(a)
ArcelorMittal	515	3,310	*(a)
Barrick Gold Corp.	492	10,743
BHP Billiton Ltd.	1,475	21,979	(a)
BHP Billiton PLC	850	10,774	(a)
First Quantum Minerals Ltd.	300	2,594
Fortescue Metals Group Ltd.	983	3,324	(a)
Franco-Nevada Corp.	98	7,556
Glencore PLC	4,865	12,146	*(a)
Goldcorp Inc.	294	5,253
JFE Holdings Inc.	300	3,903	(a)
Kinross Gold Corp.	500	2,585	*
Mitsubishi Materials Corp.	1,000	2,621	(a)
Newcrest Mining Ltd.	305	5,863	*(a)
Nippon Steel & Sumitomo Metal Corp.	300	5,664	(a)
Norsk Hydro ASA	1,976	8,430	(a)
Randgold Resources Ltd.	40	4,694	(a)
Rio Tinto Ltd.	161	6,168	(a)
Rio Tinto PLC	463	15,072	(a)
Silver Wheaton Corp.	197	5,500
South32 Ltd.	2,446	3,427	*(a)

Teck Resources Ltd., Class B Shares	200	3,188
Turquoise Hill Resources Ltd.	700	2,493	*
Yamana Gold Inc.	500	2,861

Total Metals & Mining		160,671

Paper & Forest Products - 0.5%
Oji Holdings Corp.	1,000	4,159	(a)
Stora Enso OYJ, Class R Shares	723	6,559	(a)
UPM-Kymmene OYJ	632	13,014	(a)

Total Paper & Forest Products		23,732

TOTAL MATERIALS		398,184

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 8.0%
BCE Inc.	195	$9,339
BT Group PLC	1,807	9,828	(a)
Deutsche Telekom AG, Registered Shares	1,723	29,295	(a)
Iliad SA	25	4,854	(a)
Koninklijke KPN NV	8,994	29,556	(a)
Nippon Telegraph & Telephone Corp.	300	14,348	(a)
Orange SA	1,683	25,815	(a)
SFR Group SA	86	2,029	(a)
Singapore Telecommunications Ltd.	15,352	48,211	(a)
Swisscom AG, Registered Shares	69	33,961	(a)
Telecom Italia SpA	25,322	21,569	*(a)
Telecom Italia SpA, Savings Shares	14,742	10,242	(a)
Telefonica Deutschland Holding AG	650	2,651	(a)
Telefonica SA	3,348	32,751	(a)
Telenor ASA	1,990	33,205	(a)
Telia Co. AB	4,331	19,756	(a)
Telstra Corp. Ltd.	13,024	57,189	(a)
TELUS Corp.	294	9,838
TPG Telecom Ltd.	1,039	10,142	(a)
Vocus Communications Ltd.	1,555	10,569	(a)

Total Diversified Telecommunication Services		415,148

Wireless Telecommunication Services - 2.1%
KDDI Corp.	700	21,320	(a)
Millicom International Cellular SA, SDR	108	5,767	(a)
NTT DoCoMo Inc.	500	13,568	(a)
Rogers Communications Inc., Class B Shares	589	26,016
SoftBank Group Corp.	287	15,845	(a)
StarHub Ltd.	1,181	3,464	(a)
Tele2 AB, Class B Shares	582	4,915	(a)
Vodafone Group PLC	5,754	17,504	(a)

Total Wireless Telecommunication Services		108,399

TOTAL TELECOMMUNICATION SERVICES		523,547

UTILITIES - 8.1%
Electric Utilities - 3.3%
AusNet Services	4,908	6,611	(a)
Chubu Electric Power Co. Inc.	600	8,763	(a)
Chugoku Electric Power Co. Inc.	400	5,011	(a)
CLP Holdings Ltd.	1,000	10,431	(a)
Electricite de France SA	294	3,843	(a)
Endesa SA	155	3,252	(a)
Enel SpA	5,030	23,145	(a)
Fortis Inc.	784	25,970
Hokuriku Electric Power Co.	300	3,547	(a)
Hydro One Ltd.	300	5,958
Iberdrola SA	2,458	16,853	(a)
Kansai Electric Power Co. Inc.	600	5,635	*(a)
Kyushu Electric Power Co. Inc.	500	4,739	*(a)
Power Assets Holdings Ltd.	1,000	9,807	(a)
Red Electrica Corporacion SA	208	4,762	(a)
Shikoku Electric Power Co. Inc.	295	3,067	(a)
SSE PLC	365	7,321	(a)
Terna-Rete Elettrica Nazionale SpA	899	4,893	(a)
Tohoku Electric Power Co. Inc.	590	7,561	(a)
Tokyo Electric Power Co. Holdings Inc.	1,673	6,548	*(a)

Total Electric Utilities		167,717

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Gas Utilities - 1.4%
APA Group	3,510	$25,942	(a)
Enagas SA	111	3,380	(a)
Gas Natural SDG SA	175	3,619	(a)
Hong Kong & China Gas Co. Ltd.	4,600	8,515	(a)
Osaka Gas Co., Ltd.	1,968	7,925	(a)
Snam SpA	1,269	7,339	(a)
Toho Gas Co., Ltd.	984	8,658	(a)
Tokyo Gas Co., Ltd.	1,952	8,266	(a)

Total Gas Utilities		73,644

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	197	4,503	(a)

Multi-Utilities - 3.2%
AGL Energy Ltd.	2,101	32,777	(a)
ATCO Ltd., Class I Shares	295	11,119
Canadian Utilities Ltd., Class A Shares	392	12,067
Centrica PLC	1,718	5,486	(a)
DUET Group	6,947	14,209	(a)
E.ON SE	2,679	28,730	(a)
Engie SA	1,226	20,153	(a)
National Grid PLC	1,104	15,837	(a)
RWE AG	664	11,792	*(a)
Suez	230	3,734	(a)
Veolia Environnement SA	333	7,389	(a)

Total Multi-Utilities		163,293

Water Utilities - 0.1%
Severn Trent PLC	106	3,434	(a)
United Utilities Group PLC	263	3,538	(a)

Total Water Utilities		6,972

TOTAL UTILITIES		416,129

TOTAL COMMON STOCKS (Cost - $4,979,442)		5,078,434

INVESTMENTS IN UNDERLYING FUNDS - 0.9%
Schwab International Equity ETF (Cost - $43,599)	1,680	47,393

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	21	2,954	(a)

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	63	7,846	(a)

TOTAL PREFERRED STOCKS (Cost - $10,144)		10,800

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,033,185)		5,136,627

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
SSgA U.S. Government Money Market Fund, Class N (Cost - $14,746)	0.000%	14,746	$14,746

TOTAL INVESTMENTS - 100.0% (Cost - $5,047,931#)			5,151,373
Liabilities in Excess of Other Assets - (0.0)%			(233)

TOTAL NET ASSETS - 100.0%			$5,151,140

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(b)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$34,694	$354,966	—	$389,660
Consumer Staples	53,665	380,061	—	433,726
Energy	51,255	349,403	—	400,658
Financials	42,562	606,570	—	649,132
Health Care	143,849	514,953	—	658,802
Industrials	55,335	429,514	4,025	488,874
Information Technology	182,798	536,924	—	719,722
Materials	62,800	335,384	—	398,184
Telecommunication Services	45,193	478,354	—	523,547
Utilities	55,114	361,015	—	416,129
Investments in Underlying Funds	47,393	—	—	47,393
Preferred Stocks	—	10,800	—	10,800

Total Long-Term Investments	$774,658	$4,357,944	4,025	$5,136,627

Short-Term Investments†	14,746	—	—	14,746

Total Investments	$789,404	$4,357,944	4,025	$5,151,373

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $4,357,944 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$391,341
Gross unrealized depreciation	(287,899)

Net unrealized appreciation	$103,442

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016